EQUITY (Details Narrative) - BRL (R$) R$ / shares in Units, R$ in Thousands		12 Months Ended
	Jul. 22, 2009	Dec. 31, 2022	Feb. 04, 2022	Feb. 01, 2022	Jan. 17, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Number of shares issued		1,082,473,246			1,325,000,000
Public offering new ordinary shares					325,000,000
Capital reserve		R$ 2,338,476				R$ 141,834	R$ 141,834
Capital subscribed and paid		13,053,418
Public offering expenses, net	R$ 217,503
Accumulted losses		R$ 2,703,358
Common shares purchased		1,232,300
Common shares value		R$ 27,721
Board Of Directors [Member]
IfrsStatementLineItems [Line Items]
Public offering new ordinary shares				270,000,000
Shares price				R$ 20.00
Public offering new ordinary value				R$ 5,400,000
Capital reserve				R$ 500,000
Incurred expenses			R$ 124,556